Share-based Compensation - Additional Information (Details) $ in Millions		12 Months Ended
	Mar. 17, 2021 USD ($)	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Simple and Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		3 years
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maturity period		5 years
Granted			4,795,200
Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		3 years
Maturity period		10 years
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting term		DSUs are granted to directors and generally vest in equal quarterly instalments over a one year.
Vesting period		1 year
Granted		3,265,503	378,080
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted		3,002,213	107,543
Restricted Share Units | Long-term Incentive Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted | $	11.9